Supplemental information on oil and gas activities (Schedule of Standardized Measure of Discounted Future Net Cash Flows Related to Proved Oil and Gas Reserves) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	$ 5,511,603	$ 4,716,229	$ 2,844,129
Future production costs	(1,743,842)	(1,881,211)	(1,034,109)
Future development costs	(225,612)	(288,955)	(253,474)
Future income taxes	(1,193,419)	(760,601)	(409,603)
Undiscounted future net cash flows	2,348,730	1,785,462	1,146,943
10% annual discount	(864,075)	(492,729)	(345,319)
Standardized measure of discounted future net cash flows	1,484,655	1,292,733	801,624	$ 1,593,735
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	5,229,599	4,381,191	2,561,947
Future production costs	(1,633,818)	(1,715,554)	(850,029)
Future development costs	(182,701)	(197,461)	(197,859)
Future income taxes	(1,191,658)	(754,205)	(409,276)
Undiscounted future net cash flows	2,221,422	1,713,971	1,104,783
10% annual discount	(839,621)	(496,150)	(345,550)
Standardized measure of discounted future net cash flows	1,381,801	1,217,821	759,233	1,313,572
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	190,449	136,152	130,200
Future production costs	(72,411)	(69,067)	(82,290)
Future development costs	(40,659)	(40,339)	(28,620)
Future income taxes	0	0
Undiscounted future net cash flows	77,379	26,746	19,290
10% annual discount	(13,094)	6,121	(2,258)
Standardized measure of discounted future net cash flows	64,285	32,867	17,032	104,223
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	65,002	89,208	68,857
Future production costs	(29,519)	(34,930)	(36,254)
Future development costs	(1,955)	(1,955)	(2,355)
Future income taxes	(1,761)	(3,449)	(327)
Undiscounted future net cash flows	31,767	48,874	29,921
10% annual discount	(8,856)	(7,171)	(4,543)
Standardized measure of discounted future net cash flows	22,911	41,703	25,378	43,382
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows		109,678	83,125
Future production costs		(61,660)	(65,536)
Future development costs		(49,200)	(24,640)
Future income taxes	0	(2,947)
Undiscounted future net cash flows		(4,129)	(7,051)
10% annual discount		4,471	7,032
Standardized measure of discounted future net cash flows	0	342	(19)	11,341
Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	26,553	0	0
Future production costs	(8,094)	0	0
Future development costs	(297)	0	0
Future income taxes	0	0	0
Undiscounted future net cash flows	18,162	0	0
10% annual discount	(2,504)	0	0
Standardized measure of discounted future net cash flows	15,658	0	0
Peru [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Standardized measure of discounted future net cash flows	$ 0	$ 0	$ 0	$ 121,217